Subsequent Events (Details) - USD ($)				1 Months Ended					3 Months Ended				9 Months Ended		12 Months Ended
	Nov. 30, 2024	Oct. 31, 2024	Feb. 12, 2024	Aug. 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Oct. 31, 2023	May 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2025	May 12, 2024	Feb. 15, 2024	Nov. 30, 2023	Jul. 01, 2022
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)							$ 0.179		$ 0.1				$ 0.1		$ 0.026	$ 0.001					$ 0.018
Number of common stock received (in Shares)				750,000			1,000,000
Principal amount of debt			$ 50,000						$ 484,000				$ 484,000							$ 640,000
Interest rate per annum													8.00%
Price per share (in Dollars per share)					$ 0.25			$ 0.11	$ 0.13				$ 0.13
Stock issued of conversion amount														$ 692,858	$ 797,858
Aggregate amount								$ 342,857							$ 1,040,000
Percentaage of lowest traded price															80.00%
Maximum amount of each purchase															$ 250,000
Percentage of average daily trading volume.															250.00%
Percentage of outstanding common stock															4.99%
Investor’s [Member]
Subsequent Events [Line Items]
Percentage of beneficial ownership															9.99%			9.99%
Common Stock [Member]
Subsequent Events [Line Items]
Number of common stock received (in Shares)
Price per share (in Dollars per share)															$ 1
Shares issued for services (in Shares)									143,000	210,000	383,334	490,000			1,083,334	2,250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount of debt					$ 640,000
Aggregate amount					162,500
Principal amount			$ 50,000
Percentage of interest			10.00%
Receiving funding																			$ 40,000
Net of OID																			$ 10,000
Shares of its common stock			$ 5,000,000
Warrant to purchase (in Shares)			2,604,667
Investor advanced					$ 150,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Converted shares issued (in Shares)						181,818
Stock issued of conversion amount						$ 20,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 0.13
Shares issued for services (in Shares)					1,250,000
Subsequent Event [Member] | Agreements with Noteholders [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)		$ 0.1
Subsequent Event [Member] | Agreements with Noteholders [Member] | Noteholder [Member]
Subsequent Events [Line Items]
Number of common stock received (in Shares)		500,000
Subsequent Event [Member] | Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)	$ 0.1
Principal amount of debt	$ 94,708
Interest rate per annum	8.00%
Price per share (in Dollars per share)	$ 0.1
Subsequent Event [Member] | Cconsulting Agreement [Member]
Subsequent Events [Line Items]
Shares issued for services (in Shares)					250,000
Subsequent Event [Member] | Performance Bonus [Member]
Subsequent Events [Line Items]
Shares issued for services (in Shares)					1,000,000
Two Individuals [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 0.29
Shares issued for services (in Shares)					225,000
Seven Individuals [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)					$ 0.25
Shares issued for services (in Shares)					2,080,000
Forecast [Member]
Subsequent Events [Line Items]
Obligated to purchase																	$ 5,000,000